UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2013


[LOGO OF USAA]
   USAA(R)

                                 [GRAPHIC OF USAA CORNERSTONE CONSERVATIVE FUND]

 ===============================================

       SEMIANNUAL REPORT
       USAA CORNERSTONE CONSERVATIVE FUND
       NOVEMBER 30, 2013

 ===============================================

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

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PRESIDENT'S MESSAGE

"IT IS IMPORTANT TO OWN A VARIETY OF
INVESTMENTS THAT TEND TO PERFORM                   [PHOTO OF DANIEL S. McNAMARA]
DIFFERENTLY IN DIFFERENT ENVIRONMENTS."

--------------------------------------------------------------------------------

DECEMBER 2013

As experienced investors know, major moves in an asset class can happen quickly. This was the case during the reporting period for both stocks and bonds. For stocks, it was essentially a tale of two markets. In the first half of the period, global stocks retreated on hints from Federal Reserve (the Fed) Chairman Ben Bernanke that the Fed might begin tapering (or reducing) its quantitative easing (QE) asset purchases. (Through QE, the Fed was buying $85 billion in U.S. Treasury securities and mortgage-backed securities every month in order to push down long-term interest rates and stimulate economic growth and it recently signaled that it will reduce this amount to $75 billion every month.) Overall, for the period between May 31, 2013, and September 5, 2013, international stocks (which exclude the United States and Europe) and European stocks gained about 3%, while U.S. stocks returned approximately 2%. Emerging market stocks declined.

Global stocks reversed direction in the second half of the reporting period, rallying strongly after the Fed delayed the inevitable taper. Between September 6, 2013, and November 29, 2013, European stocks gained more than 10%, outperforming U.S. and international stocks -- both of which advanced nearly a still-respectable 10% -- and emerging markets stocks, which recorded a return of about 8%. Varied performance, such as this, is an important reminder of the benefits of diversification: it is important to own a variety of investments that tend to perform differently in different environments.

In the bond market, longer-term interest rates rose on expectations of a reduction in the Fed's asset purchases. Bond prices, which move in the opposite direction of interest rates, declined. The increase in rates was most pronounced in the longer end of the yield curve -- in five-year, 10-year and 30-year maturities. For fixed-income investors, it was a mixed blessing. Higher rates meant a decrease in principal value. On the other hand, lower prices mean investors have the opportunity to reinvest at higher rates and earn more on any new investments. Meanwhile, short-term interest rates remained anchored near zero. The Fed has said it will keep the targeted federal funds rate between 0% and 0.25% as long as unemployment is above 6.5% and inflation remains below 2.5%.

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

================================================================================

Looking ahead, I expect the Fed to continue its asset purchases for the foreseeable future. Janet Yellen, who has been nominated to succeed Bernanke, said this past November that she supports the continuation of the Fed's accommodative monetary policies. Yellen also told the Senate Banking Committee that the Fed would eventually have to begin tapering (which it subsequently stated it will do). However, I believe that the Fed will continue asset purchases, as the U.S. economy remains fragile.

As the Fed starts to taper its asset purchases, longer-term interest rates will probably increase. Though gradually rising rates can be a headwind for investors, fixed-income investing is not an all-or-none scenario. I believe that bonds continue to have a place in a diversified portfolio, in part because of the income they provide. Furthermore, the bond market is not one market but is actually a market of many different types of bonds, including U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities, and more. Many of these fixed-income asset classes performed differently (some better and some worse than U.S. Treasuries) during the reporting period.

Meanwhile, equity valuations have risen faster than fundamentals. I believe valuations will continue to rise if economic growth accelerates and profit margins can maintain their current levels. If growth stalls or decelerates and profit margins decrease, earnings may disappoint and stocks may trim their gains.

Precious metals, like fixed-income securities, underperformed during the reporting period. The underperformance, in my view, was driven by concern that Fed tapering would be stronger than expected, which could lead to a rally in the U.S. dollar and reduce the need for inflation protection. Precious metals are typically used as a long-term inflation hedge. Exposure to gold and other precious metals and minerals may enhance overall portfolio diversification.

In the months ahead, rest assured that we will continue to monitor the financial markets as well as Congressional budget negotiations, Fed policy, economic trends, corporate earnings, and other factors that potentially could affect the performance of your investments. On behalf of everyone at USAA Asset Management Company, thank for your continued investment in our family of no-load mutual funds.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices fall o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss. o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.
o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License
# 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

    Portfolio of Investments                                                  9

    Notes to Portfolio of Investments                                        11

    Financial Statements                                                     12

    Notes to Financial Statements                                            15

EXPENSE EXAMPLE                                                              25

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA CORNERSTONE CONSERVATIVE FUND (THE FUND) SEEKS CURRENT INCOME. THE FUND ALSO CONSIDERS THE POTENTIAL FOR CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

The Fund invests in a selection of USAA mutual funds (underlying USAA Funds) consisting of a target asset class allocation of approximately 20% equity securities and 80% fixed-income securities. This is often referred to as a fund-of-funds investment strategy. The actual asset class allocation can deviate from time to time from these targets as market conditions warrant. The Fund may invest in investment-grade and below-investment-grade securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

[PHOTO OF JOHN P. TOOHEY]                          [PHOTO OF WASIF A. LATIF]

       JOHN P. TOOHEY, CFA                                WASIF A. LATIF
       USAA Asset                                         USAA Asset
       Management Company                                 Management Company

--------------------------------------------------------------------------------

o HOW DID THE USAA CORNERSTONE CONSERVATIVE FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund returned 1.22% during the reporting period ended November 30, 2013. This compares to returns of -0.56% for the Barclays U.S. Aggregate Bond Index and 10.50% for the MSCI All-Country World Index.

o   HOW DID THE FUND'S BOND ALLOCATION AFFECT PERFORMANCE?

    The Fund's emphasis on bonds is consistent with our goal of income and long-term capital preservation. In the short term, however, the U.S. investment-grade bond market experienced poor performance. During the reporting period, investors reacted negatively to the prospect of the U.S. Federal Reserve (the Fed) "tapering" (or reducing) the bond-buying program known as "quantitative easing." While the Fed kept the policy intact through the close of the reporting period, the potential for a withdrawal of support led to a sell-off in intermediate- and long-term investment-grade bonds. Shortly after the reporting period ended, the Fed signaled that it will begin tapering its bond-buying program from $85 billion per month to $75 billion per month.

    Refer to page 7 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

    Although the three investment-grade bond funds held in the Fund were affected by these headwinds, the funds performed well compared to their respective benchmarks. The managers of the underlying funds positioned their portfolios with below-average sensitivity to rising interest rates, and they maintained their emphasis on fundamental research and individual security selection -- two traits that aided performance in the reporting period.

    The Fund also held a large position in the USAA Short-Term Bond Fund. Short-term bonds held up well in the challenging environment, supplying an element of stability at a time of above-average volatility for the bond market.

    The Fund has a modest allocation to the USAA High Income Fund. This asset class tends to have a lower sensitivity to interest-rate risk than the investment-grade segment of the market, which was positive for its six-month results. High-yield bonds also were helped by stronger economic growth and investors' continued preference for income-producing securities.

o   HOW DID THE FUND'S STOCK ALLOCATION AFFECT PERFORMANCE?

    Our domestic equity allocation made a positive contribution to performance. The U.S. equity market delivered very strong returns as growing optimism about the economic outlook helped fuel investors' appetite for risk.

    In order to maximize diversification, we divide the domestic equity portfolio among funds that invest in large- and small-cap stocks, income-producing equities, and the growth, aggressive growth, and value styles. All six funds in this allocation delivered a gain during the reporting period, led by our allocations to small-cap and aggressive growth stocks.

    The non-U.S. equity portion of the Fund also registered a healthy return. Our holdings in funds that invest in the developed overseas

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

    markets performed particularly well due in part to the signs of recovery in Europe's economy and the aggressive policies of Japan's central bank. Our allocation to the emerging markets also produced a gain, albeit a more modest one than our positions in the developed markets. Emerging markets stocks lagged due to concerns about Fed tapering and weaker-than-expected growth in key markets such as Brazil, China, and India.

    Our small allocation to the USAA Precious Metals and Minerals Fund was the weakest segment of the portfolio. The price of gold weakened in an environment of low inflation and positive investor sentiment, and gold stocks lagged even more significantly due to their contracting profit margins and weak earnings results.

    Although our precious metals allocation lagged considerably in the past six months, it's important to keep in mind that we construct the portfolio to deliver strong risk-adjusted returns over the ups and downs of the markets rather than trying to maximize short-term performance. We believe it's essential to maintain this diversified approach rather than overreacting when some elements of the portfolio aren't working.

o   WHAT IS YOUR OUTLOOK FOR THE FINANCIAL MARKETS AS WE MOVE INTO 2014?

    As we look ahead to 2014, we foresee an environment in which financial-market performance may be somewhat more muted. Developed-market stocks are more richly valued, and yields on long-term bonds are likely to trend higher over time. What's more, we anticipate a high level of market uncertainty stemming from shifting expectations for the country's fiscal and monetary policies.

    Our approach to this potentially challenging backdrop is to emphasize fundamentals and valuations as the basis for determining the Fund's optimal asset allocation. We seek to construct a portfolio that is truly diversified in that it is positioned to capitalize on a wide range of

================================================================================

4  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

    potential outcomes regarding global growth, central bank policy, and inflation. We believe this nimble approach -- and not one that simply seeks to "ride the wave" of accommodative central bank policies -- will be critical to generating outperformance in the year ahead.

    Thank you for your investment in the Fund.

    Non-investment-grade securities are considered speculative and are subject to significant credit risk. They are sometimes referred to as junk bonds since they represent a greater risk of default than more creditworthy investment-grade securities. o Diversification does not guarantee a profit or prevent a loss. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA CORNERSTONE CONSERVATIVE FUND (THE FUND)
(Ticker Symbol: USCCX)

--------------------------------------------------------------------------------
                                            11/30/13                5/31/13
--------------------------------------------------------------------------------
Net Assets                                $82.4 Million          $68.6 Million
Net Asset Value Per Share                    $10.58                 $10.60

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/13
--------------------------------------------------------------------------------
   5/31/13-11/30/13*               1 Year               Since Inception 6/8/12
        1.22%                       3.95%                        6.26%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
       1 Year                                           Since Inception 6/8/12
        3.47%                                                    5.94%

--------------------------------------------------------------------------------
                          EXPENSE RATIOS AS OF 5/31/13**
--------------------------------------------------------------------------------
    Before Reimbursement      1.08%            After Reimbursement      0.66%

               (Includes acquired fund fees and expenses of 0.56%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This return is cumulative.
**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Funds' prospectus dated October 1, 2013, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through October 1, 2014, to make payments or waive management, administration, and other fees so that the total expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.10% of the Fund's average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Trust's Board of Trustees and may be changed or terminated by the Manager at any time after October 1, 2014. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

6  | USAA CORNERSTONE CONSERVATIVE FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    MSCI ALL-COUNTRY        USAA CORNERSTONE         BARCLAYS U.S.
                      WORLD INDEX          CONSERVATIVE FUND      AGGREGATE BOND INDEX
05/31/12              $10,000.00              $10,000.00              $10,000.00
06/30/12               10,493.89               10,095.03               10,003.92
07/31/12               10,637.55               10,205.08               10,141.91
08/31/12               10,868.84               10,305.13               10,148.53
09/30/12               11,211.17               10,426.24               10,162.50
10/31/12               11,136.45               10,476.52               10,182.49
11/30/12               11,278.85               10,526.79               10,198.56
12/31/12               11,534.33               10,580.01               10,184.04
01/31/13               12,065.70               10,661.23               10,112.81
02/28/13               12,063.82               10,712.00               10,163.50
03/31/13               12,281.81               10,780.03               10,171.61
04/30/13               12,635.33               10,882.02               10,274.54
05/31/13               12,600.66               10,810.63               10,091.22
06/30/13               12,232.36               10,587.24                9,935.12
07/31/13               12,817.95               10,710.47                9,948.70
08/31/13               12,550.90               10,648.85                9,897.85
09/30/13               13,199.17               10,766.55                9,991.55
10/31/13               13,729.68               10,921.69               10,072.33
11/30/13               13,924.12               10,942.37               10,034.62

                                   [END CHART]

                         Data from 5/31/12 to 11/30/13.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Cornerstone Conservative Fund to the following benchmarks:

o The unmanaged MSCI All-Country Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

*The performance of the MSCI All-Country World Index and the Barclays U.S. Aggregate Bond Index is calculated from the end of the month, May 31, 2012, while the Cornerstone Conservative Fund's inception date is June 8, 2012. There may be a slight variation of the performance numbers because of this difference.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

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                       o ASSET ALLOCATION -- 11/30/2013 o

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth .....................................................   1.2%
Emerging Markets ......................................................   2.0%
Growth ................................................................   1.2%
Income Stock ..........................................................   1.9%
International .........................................................   3.8%
Precious Metals and Minerals ..........................................   0.9%
S&P 500 Index .........................................................   1.2%
Small Cap Stock .......................................................   1.4%
Value .................................................................   1.2%
   Total Equity .......................................................  14.8%

High Income ...........................................................   5.9%
Income ................................................................  32.2%
Intermediate.Term Bond ................................................  22.9%
Short-Term Bond .......................................................  22.8%
   Total Fixed-Income .................................................  83.8%

CASH:
Money Market Instruments ..............................................   1.2%

Percentages are of the net assets of the Fund and may not equal 100%.

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8  | USAA CORNERSTONE CONSERVATIVE FUND

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PORTFOLIO OF INVESTMENTS

November 30, 2013 (unaudited)

-----------------------------------------------------------------------------------------------------
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES   SECURITY                                                                            (000)
-----------------------------------------------------------------------------------------------------
            EQUITY MUTUAL FUNDS (14.8%)
   22,537   USAA Aggressive Growth Fund                                                       $   969
   90,824   USAA Emerging Markets Fund                                                          1,610
   45,143   USAA Growth Fund                                                                      994
   92,846   USAA Income Stock Fund                                                              1,596
  102,760   USAA International Fund                                                             3,108
   54,342   USAA Precious Metals and Minerals Fund                                                744
   38,526   USAA S&P 500 Index Fund                                                               996
   58,206   USAA Small Cap Stock Fund                                                           1,184
   48,015   USAA Value Fund                                                                       953
                                                                                              -------
            Total Equity Mutual Funds (cost: $10,537)                                          12,154
                                                                                              -------
            FIXED-INCOME MUTUAL FUNDS (83.8%)
  552,204   USAA High Income Fund                                                               4,887
2,028,024   USAA Income Fund                                                                   26,547
1,751,485   USAA Intermediate-Term Bond Fund                                                   18,811
2,038,149   USAA Short-Term Bond Fund                                                          18,791
                                                                                              -------
            Total Fixed-Income Mutual Funds (cost: $69,922)                                    69,036
                                                                                              -------
            MONEY MARKET INSTRUMENTS (1.2%)

            MONEY MARKET FUNDS (1.2%)
1,029,961   State Street Institutional Liquid Reserve Fund, 0.07%(a) (cost: $1,030)             1,030
                                                                                              -------

            TOTAL INVESTMENTS (COST: $81,489)                                                 $82,220
                                                                                              =======

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                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

------------------------------------------------------------------------------------------------------
($ IN 000s)                                         VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------
Equity Mutual Funds                         $12,154                  $-             $-         $12,154
Fixed-Income Mutual Funds                    69,036                   -              -          69,036
Money Market Instruments:
  Money Market Funds                          1,030                   -              -           1,030
------------------------------------------------------------------------------------------------------
Total                                       $82,220                  $-             $-         $82,220
------------------------------------------------------------------------------------------------------

For the period of June 1, 2013, through November 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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10  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  SPECIFIC NOTES

   (a) Rate represents the money market fund annualized seven-day yield at November 30, 2013.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  11

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STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in affiliated underlying funds, at value (cost of $80,459)   $81,190
   Investments in other securities, at value (cost of $1,030)                 1,030
   Receivables:
      Capital shares sold                                                       228
      USAA Asset Management Company (Note 5C)                                    13
      Dividends from affiliated underlying funds                                105
                                                                            -------
         Total assets                                                        82,566
                                                                            -------
LIABILITIES
   Payables:
      Securities purchased                                                      105
      Capital shares redeemed                                                    56
   Other accrued expenses and payables                                           32
                                                                            -------
         Total liabilities                                                      193
                                                                            -------
            Net assets applicable to capital shares outstanding             $82,373
                                                                            =======
NET ASSETS CONSIST OF:
   Paid-in capital                                                          $81,018
   Accumulated undistributed net investment income                              515
   Accumulated net realized gain on investments                                 109
   Net unrealized appreciation of investments                                   731
                                                                            -------
            Net assets applicable to capital shares outstanding             $82,373
                                                                            =======
  Capital shares outstanding, unlimited number of shares authorized,
     no par value                                                             7,784
                                                                            =======
  Net asset value, redemption price, and offering price per share           $ 10.58
                                                                            =======

See accompanying notes to financial statements.

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12  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Income distributions from affiliated underlying funds                       $1,156
                                                                               ------
EXPENSES
   Custody and accounting fees                                                     18
   Postage                                                                          4
   Shareholder reporting fees                                                      10
   Trustees' fees                                                                   7
   Registration fees                                                               21
   Professional fees                                                               23
   Other                                                                            4
                                                                               ------
      Total expenses                                                               87
   Expenses reimbursed                                                            (50)
                                                                               ------
      Net expenses                                                                 37
                                                                               ------
NET INVESTMENT INCOME                                                           1,119
                                                                               ------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on sales of affiliated underlying funds                      (31)
   Change in net unrealized appreciation/depreciation of affiliated
      underlying funds                                                            (51)
                                                                               ------
      Net realized and unrealized loss                                            (82)
                                                                               ------
   Increase in net assets resulting from operations                            $1,037
                                                                               ======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  13

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2013 (unaudited), and period ended May 31, 2013

--------------------------------------------------------------------------------

                                                             11/30/2013         5/31/2013*
------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                       $  1,119           $  1,116
   Net realized gain (loss) on sales of affilitated
      underlying funds                                              (31)                19
   Net realized gain on capital gain distributions from
      affiliated underlying funds                                     -                126
   Change in net unrealized appreciation/depreciation of
      affiliated underlying funds                                   (51)               782
                                                               ---------------------------
      Increase in net assets resulting from operations            1,037              2,043
                                                               ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         (1,013)              (707)
   Net realized gains                                                 -                 (5)
                                                               ---------------------------
      Distributions to shareholders                              (1,013)              (712)
                                                               ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                     30,639             80,006
   Reinvested dividends                                             936                607
   Cost of shares redeemed                                      (17,797)           (13,373)
                                                               ---------------------------
      Increase in net assets from capital share transactions     13,778             67,240
                                                               ---------------------------
   Net increase in net assets                                    13,802             68,571

NET ASSETS
   Beginning of period                                           68,571                  -
                                                               ---------------------------
   End of period                                               $ 82,373           $ 68,571
                                                               ===========================
Accumulated undistributed net investment income:
   End of period                                               $    515           $    409
                                                               ===========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                    2,933              7,678
   Shares issued for dividends reinvested                            91                 58
   Shares redeemed                                               (1,706)            (1,270)
                                                               ---------------------------
      Increase in shares outstanding                              1,318              6,466
                                                               ===========================

*Fund commenced operations on June 8, 2012.

See accompanying notes to financial statements.

================================================================================

14  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Cornerstone Conservative Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek current income with the potential for capital appreciation.

The Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed-income mutual funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day.

    2. The underlying USAA Funds have specific valuation procedures. Securities held by an underlying USAA Fund for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with a fund's subadvisers, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of

================================================================================

16  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

        any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income and capital gain

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

    distributions from the underlying USAA Funds are recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2013, there were no custodian and other bank credits.

F. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

================================================================================

18  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fee rate remains unchanged from September 30, 2012, to September 30, 2013. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2013, the Fund paid CAPCO facility fees of less than $500, which represents 0.1% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2014, in accordance with applicable tax law.

Distributions of net investment income are made quarterly or as otherwise required to avoid the payment of federal taxes. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At May 31, 2013, the Fund had no post-enactment capital loss carryforwards, for federal income tax purposes.

For the six-month period ended November 30, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year-ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2013, were $14,634,000 and $850,000, respectively.

As of November 30, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2013, were $2,046,000 and $1,315,000, respectively, resulting in net unrealized appreciation of $731,000.

(5) AGREEMENTS WITH MANAGER

A. ADVISORY AGREEMENT -- The Manager carries out the Fund's investment policies and manages the Fund's portfolios pursuant to an Advisory Agreement. The Manager does not receive any management fees from the Fund for these services.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. The Manager does not receive any fees from the Fund for these services.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the billing of these expenses to the Fund. These expenses are included in the professional fees on the Fund's

================================================================================

20  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

    statement of operations and, for the six-month period ended November 30, 2013, were $1,000 for the Fund.

C. EXPENSE LIMITATION -- The Manager has agreed, through October 1, 2014, to limit the annual expenses of the Fund to 0.10% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2014, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2013, the Fund incurred reimbursable expenses of $50,000, of which $13,000 was receivable from the Manager.

D. TRANSFER AGENCY AGREEMENT -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. SAS does not receive any fees from the Fund for these services.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At November 30, 2013, USAA and its affiliates owned 500,000 shares, which represents 6.4% of the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

(7) TRANSACTIONS WITH AFFILIATED FUNDS

A. SHARE OWNERSHIP -- The Fund does not invest in the underlying USAA Funds for the purpose of exercising management or control; however, investments by the Fund may represent a significant portion of the underlying USAA Funds' net assets. At November 30, 2013, the Fund owned the following percentages of the total outstanding shares of each of the underlying USAA Funds:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
Aggressive Growth                                                        0.1
Emerging Markets                                                         0.1
Growth                                                                   0.1
High Income                                                              0.2
Income                                                                   0.6
Income Stock                                                             0.1
Intermediate-Term Bond                                                   0.6
International                                                            0.1
Precious Metals and Minerals                                             0.1
S&P 500 Index                                                            0.0*
Short-Term Bond                                                          0.6
Small Cap Stock                                                          0.1
Value                                                                    0.1

* Represents less than 0.1%.

================================================================================

22  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

B. TRANSACTIONS WITH AFFILIATED FUNDS -- The following table provides details related to the Fund's investment in the underlying USAA Funds for the six-month period ended November 30, 2013 (in thousands):

                                                            REALIZED
                        PURCHASE      SALES      DIVIDEND     GAIN             MARKET VALUE
AFFILIATED USAA FUND     COST(a)     PROCEEDS     INCOME    (LOSS)(b)     05/31/2013   11/30/2013
-------------------------------------------------------------------------------------------------
Aggressive Growth        $   68        $  -        $  -       $  -          $   776      $   969
Emerging Markets            248           -           -          -            1,326        1,610
Growth                       77           -           -          -              797          994
High Income                 847           -         136          -            4,083        4,887
Income                    5,389         450         451        (24)          22,141       26,547
Income Stock                172           -          12          -            1,293        1,596
Intermediate-Term
   Bond                   3,542           -         373          -           15,680       18,811
International               278           -           -          -            2,523        3,108
Precious Metals and
   Minerals                 210           -           -          -              665          744
S&P 500 Index                97           -           8          -              803          996
Short-Term Bond           3,587         400         176         (7)          15,663       18,791
Small Cap Stock              54           -           -          -              960        1,184
Value                        65           -           -          -              778          953

(a) Includes reinvestment of distributions from dividend income and realized gains.

(b) Includes capital gain distributions received, if any.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                           SIX-MONTH
                                                          PERIOD ENDED       PERIOD ENDED
                                                          NOVEMBER 30,          MAY 31,
                                                          -------------------------------
                                                              2013             2013***
                                                          -------------------------------
Net asset value at beginning of period                     $ 10.60             $ 10.00
                                                           ---------------------------
Income (loss) from investment operations:
 Net investment income                                         .15                 .35(a)
 Net realized and unrealized gain (loss)                      (.02)                .46(a)
                                                           ---------------------------
Total from investment operations                               .13                 .81(a)
                                                           ---------------------------
Less distributions from:
 Net investment income                                        (.15)               (.21)
 Realized capital gains                                          -                (.00)(d)
                                                           ---------------------------
Total distributions                                           (.15)               (.21)
                                                           ---------------------------
Net asset value at end of period                           $ 10.58             $ 10.60
                                                           ===========================

Total return (%)*                                             1.22                8.11
Net assets at end of period (000)                          $82,373             $68,571
Ratios to average net assets:**
 Expenses (%)(b),(c)                                           .10                 .10
 Expenses, excluding reimbursements (%)(b),(c)                 .23                 .52
 Net investment income (%)(b)                                 2.99                3.27
Portfolio turnover (%)                                           1                   4

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2013, average net assets were
    $74,560,000.
*** Fund commenced operations on June 8, 2012.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Represents less than $0.01 per share.

================================================================================

24  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Fund also indirectly bears its pro-rata share of the expenses of the underlying USAA Funds in which it invests (acquired funds). These acquired fund fees and expenses are not included in the Fund's annualized expense ratios used to calculate the expense estimates in the table on the next page.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2013, through November 30, 2013.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before

================================================================================

                                                           EXPENSE EXAMPLE |  25

================================================================================

expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                             EXPENSES PAID
                                    BEGINNING            ENDING              DURING PERIOD*
                                  ACCOUNT VALUE       ACCOUNT VALUE          JUNE 1, 2013 -
                                   JUNE 1, 2013      NOVEMBER 30, 2013      NOVEMBER 30, 2013
                                  -----------------------------------------------------------
Actual                              $1,000.00             $1,012.20              $0.50

Hypothetical
 (5% return before expenses)         1,000.00              1,024.57               0.51

* Expenses are equal to the Fund's annualized expense ratio of 0.10%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.22% for the six-month period of June 1, 2013, through November 30, 2013.

================================================================================

26  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
                                     Jefferson C. Boyce
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
       USAA         WE KNOW WHAT IT MEANS TO SERVE.(R)
   =============================================================================
   97450-0114                                (C)2014, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2013

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  DANIEL J. MAVICO, Assistant Secretary

Date:     01/27/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     01/27/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     01/27/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.